Matthews Emerging Markets Equity Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 86.2%
	Shares	Value
China/Hong Kong: 22.7%
Tencent Holdings, Ltd.	24,400	$950,379
Meituan Class Bb,c,d	42,500	524,624
Trip.com Group, Ltd. ADR[c]	9,909	434,906
Midea Group Co., Ltd. A Shares	42,200	377,261
BYD Co., Ltd. A Shares	12,100	347,512
JD.com, Inc. Class A	23,502	322,374
China Merchants Bank Co., Ltd. A Shares	68,800	305,406
Alibaba Group Holding, Ltd.	32,700	295,701
Yum China Holdings, Inc.	6,619	263,370
ANTA Sports Products, Ltd.	21,800	232,449
Wuliangye Yibin Co., Ltd. A Shares	10,700	225,816
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	3,700	142,692
Innovent Biologics, Inc.[b,c,d]	29,500	142,338
PDD Holdings, Inc. ADR[c]	685	79,631
Midea Group Co., Ltd. A Shares	1,300	11,566
Total China/Hong Kong		4,656,025

India: 11.6%
HDFC Bank, Ltd. ADR	10,785	603,637
UltraTech Cement, Ltd.	2,996	350,841
Indian Hotels Co., Ltd.	45,936	326,059
Varun Beverages, Ltd.	15,275	256,720
Reliance Industries, Ltd.	5,751	205,645
Kotak Mahindra Bank, Ltd.	9,558	205,344
Shriram Finance, Ltd.	6,888	195,401
Infosys, Ltd. ADR	7,666	137,451
ICICI Bank, Ltd. ADR	3,925	103,659
Total India		2,384,757

Taiwan: 10.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	1,892,541
ASPEED Technology, Inc.	2,000	208,440
Total Taiwan		2,100,981

Brazil: 7.9%
Banco BTG Pactual SA	70,500	512,086
WEG SA	41,200	313,801
PRIO SA	31,200	303,204
MercadoLibre, Inc.[c]	146	220,746
NU Holdings, Ltd. Class Ac	13,412	160,005
Vale SA ADR	8,858	107,979
Total Brazil		1,617,821

Mexico: 5.9%
GCC SAB de CV	33,900	403,388
Grupo Financiero Banorte SAB de CV Class O	34,500	366,438
BBB Foods, Inc. Class Ac	9,464	225,054
Prologis Property Mexico SA de CV REIT	46,999	206,377
Total Mexico		1,201,257

Vietnam: 5.8%
FPT Corp.	136,554	644,981
Military Commercial Joint Stock Bank	299,157	307,659
HDBank	235,906	230,728
Total Vietnam		1,183,368

	Shares	Value

United States: 4.0%
Freeport-McMoRan, Inc.	8,983	$422,381
Globant SAc	1,962	396,128
Total United States		818,509

South Korea: 3.7%
LG Chem, Ltd.	767	251,043
SK Hynix, Inc.	1,547	204,939
Hyundai Motor Co.	1,107	194,797
KB Financial Group, Inc.	2,111	110,316
Total South Korea		761,095

France: 2.6%
TotalEnergies SE ADR	4,637	319,165
LVMH Moet Hennessy Louis Vuitton SE	228	205,153
Total France		524,318

Indonesia: 2.3%
PT Bank Rakyat Indonesia Persero Tbk	1,212,000	463,439
Total Indonesia		463,439

Kazakhstan: 2.1%
Kaspi.KZ JSC ADR	3,326	427,857
Total Kazakhstan		427,857

United Arab Emirates: 2.0%
Emaar Properties PJSC	100,752	223,604
Fertiglobe PLC	248,453	189,439
Total United Arab Emirates		413,043

Poland: 1.6%
Dino Polska SAb,c,d	3,494	338,961
Total Poland		338,961

Philippines: 1.4%
Ayala Corp.	24,660	283,729
Total Philippines		283,729

Saudi Arabia: 1.2%
Bupa Arabia for Cooperative Insurance Co.	3,452	242,804
Total Saudi Arabia		242,804

Peru: 1.2%
Credicorp, Ltd.	1,417	240,082
Total Peru		240,082

Russia: 0.0%
Sberbank of Russia PJSC[e]	128,308	1,386
LUKOIL PJSC ADR[c,e]	18,010	360
TCS Group Holding PLC GDR[c,d,e]	3,865	78
Total Russia		1,824

TOTAL COMMON EQUITIES		17,659,870
(Cost $18,265,695)
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Matthews Emerging Markets Equity Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 5.7%
	Shares	Value
South Korea: 5.7%
Samsung Electronics Co., Ltd., Pfd.	23,413	$1,168,594
Total South Korea		1,168,594

TOTAL PREFERRED EQUITIES		1,168,594
(Cost $1,429,674)

Total Investments: 91.9%		18,828,464
(Cost $19,695,369)
CASH AND OTHER ASSETS, LESS LIABILITIES: 8.1%		1,665,033
Net Assets: 100.0%		$20,493,497

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $1,005,923, which is 4.91% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,824 and 0.01% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
PJSC	Public Joint Stock Co.
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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